Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Provision for income taxes	$ 0	$ 20,000	$ 25,000
Change in Valuation allowance	28,300,000	24,000,000	$ 13,600,000
Operating loss carryforward	301,300,000
Net operating loss carryforwards	$ 76,838,000	$ 56,127,000
Change in Unrecognized Tax Benefits	The Company does not believe it is reasonably possible that its unrecognized tax benefits will significantly change within the next twelve months.
Federal
Income Taxes [Line Items]
Operating loss carryforward	$ 173,500,000
Expiration year	2017
Operating loss carryforwards to be expirated	$ 127,800,000
Open year examination	three
Federal | Research and Development
Income Taxes [Line Items]
Tax credit carryforward, amount	$ 5,800,000
Tax credit carry forward expiration year	2030
Federal | Minimum
Income Taxes [Line Items]
Expiration year	2024
Federal | Maximum
Income Taxes [Line Items]
Expiration year	2037
State
Income Taxes [Line Items]
Operating loss carryforward	$ 174,000,000
Operating loss carryforwards limitations on use	143,100,000
Net operating loss carryforwards	$ 30,900,000
Open year examination	four years
State | Research and Development
Income Taxes [Line Items]
Tax credit carryforward, amount	$ 4,300,000
State | Minimum
Income Taxes [Line Items]
Expiration year	2021
State | Maximum
Income Taxes [Line Items]
Expiration year	2040